Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES

Deferred Income Taxes

Deferred income taxes are provided for temporary differences. The significant components of deferred income tax assets and liabilities consist of the following.

(in millions)	2016	2015
Gross deferred income tax assets
Tax loss and credit carryforwards	$675	$387
Regulatory liabilities	292	210
Employee future benefits	155	116
Fair value of long-term debt adjustment	88	—
Unrealized foreign exchange losses on long-term debt	56	65
Other	57	58
	1,323	836
Deferred income tax assets valuation allowance	(56)	(73)
Net deferred income tax assets	$1,267	$763

Gross deferred income tax liabilities
Utility capital assets	$(4,213)	$(2,575)
Regulatory assets	(242)	(201)
Intangible assets	(75)	(37)
	(4,530)	(2,813)
Net deferred income tax liability	$(3,263)	$(2,050)

The deferred income tax asset associated with unrealized foreign exchange losses on long‑term debt reflects $56 million of unrealized capital losses as at December 31, 2016 (December 31, 2015 - $65 million). The deferred income tax asset can only be used if the Corporation has capital gains to offset the losses once realized. Management believes that it is more likely than not that Fortis will not be able to generate future capital gains and, as a result, the Corporation recorded a $56 million valuation allowance against the deferred income tax asset as at December 31, 2016 (December 31, 2015 - $65 million). Management believes that based on its historical pattern of taxable income, Fortis will produce sufficient income in the future to realize all other deferred income tax assets.

Unrecognized Tax Benefits

The following table summarizes the change in unrecognized tax benefits during 2016 and 2015.

(in millions)	2016	2015
Total unrecognized tax benefits, beginning of year	$13	$11
Additions related to the current year	10	1
Adjustments related to prior years	—	1
Total unrecognized tax benefits, end of year	$23	$13

Unrecognized tax benefits, if recognized, would reduce income tax expense by $1 million in 2016. Fortis has not recognized interest expense in 2016 and 2015 related to unrecognized tax benefits.

25. INCOME TAXES (cont’d)

The components of the income tax expense were as follows.

(in millions)	2016	2015
Canadian
Earnings before income taxes	$357	$544

Current income taxes	66	59
Deferred income taxes	54	113
Less: regulatory adjustments	(77)	(100)
	(23)	13
Total Canadian	$43	$72

Foreign
Earnings before income taxes	$501	$519

Current income taxes	(19)	—
Deferred income taxes	121	151
Total Foreign	$102	$151
Income tax expense	$145	$223

Income taxes differ from the amount that would be expected to be generated by applying the enacted combined Canadian federal and provincial statutory income tax rate to earnings before income taxes. The following is a reconciliation of consolidated statutory taxes to consolidated effective taxes.

(in millions, except as noted)	2016	2015
Earnings before income taxes	$858	1,063
Combined Canadian federal and provincial statutory income tax rate	28.0%	27.5%
Statutory income tax rate applied to earnings before income taxes	$240	$292
Difference between Canadian statutory income tax rate and rates applicable to foreign subsidiaries	(28)	(7)
Difference in Canadian provincial statutory income tax rates applicable to subsidiaries in different Canadian jurisdictions	(4)	(4)
Items capitalized for accounting purposes but expensed for income tax purposes	(40)	(39)
Difference between gain on sale of assets for accounting and amounts calculated for tax purposes	—	(18)
Change in tax rates and legislation	(6)	13
Difference between capital cost allowance and amounts claimed for accounting purposes	(25)	(15)
Other	8	1
Income tax expense	$145	$223
Effective tax rate	16.9%	21.0%

25. INCOME TAXES (cont’d)

As at December 31, 2016, the Corporation had the following tax carryforward amounts.

(in millions)	Expiring Year	Amount
Canadian
Capital loss	n/a	$76
Non-capital loss	2025-2036	244
Other tax credits	2026-2035	2
		322
Unrecognized in the consolidated financial statements		(76)
		$246
Foreign
Capital loss	2020-2021	$3
Federal and state net operating loss	2031-2036	862
Other tax credits	2032-2036	126
		991
Unrecognized in the consolidated financial statements		(2)
		$989
Total tax carryforwards		$1,235

As at December 31, 2016, the Corporation had approximately $1,235 million in tax carryforward amounts recognized in the consolidated financial statements (December 31, 2015 - $912 million).

The Corporation and one or more of its subsidiaries are subject to taxation in Canada, the United States and other foreign jurisdictions. The material jurisdictions in which the Corporation is subject to potential examinations include the United States (Federal, Arizona, Kansas, Iowa, Michigan, Minnesota and New York) and Canada (Federal and British Columbia). The Corporation’s 2011 to 2016 taxation years are still open for audit in the Canadian jurisdictions and 2012 to 2016 taxation years are still open for audit in the United States jurisdictions. The Corporation is not currently under examination for income tax matters in any of these jurisdictions.